UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275
                                                     ---------

                           TURNAROUND INVESTMENT TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: February 28, 2005
                                            -----------------


                    Date of reporting period: August 31, 2004
                                              ---------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


________________________________________________________________________________



                            THE TURNAROUND FUND^(TM)


________________________________________________________________________________

                   a series of the Turnaround Investment Trust




                               Semi-Annual Report
                                   (Unaudited)



                      FOR THE PERIOD ENDED AUGUST 31, 2004




                               INVESTMENT ADVISER
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015


                               THE TURNAROUND FUND
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[BAR CHART HERE:]

Asset Allocation as of August 31, 2004 (% of total net assets)

Agriculture - 3.73%
Airlines - 3.64%
Banks - 14.04%
Entertainment - 4.26%
Food - 5.52%
Healthcare - Services - 5.93%
Insurance - 11.19%
Internet - 15.13%
Leisure Time - 4.21%
Miscellaneous Manufacturing - 6.78%
Pharmaceuticals - 3.81%
Retail - 12.57%
Savings & Loans - 3.94%
Toys / Games / Hobbies - 3.55%
Investment Company - 0.27%


                                                      THE TURNAROUND FUND^(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.30%

      Airlines - 3.64%
        (a)JetBlue Airways Corporation .........................................                    20,000             $    477,000
                                                                                                                       ------------

      Banks - 14.04%
           Commerce Bancorp, Inc. ..............................................                    35,000                1,836,450
                                                                                                                       ------------

      Entertainment - 4.26%
        (a)Six Flags, Inc. .....................................................                   100,000                  557,000
                                                                                                                       ------------

      Food - 8.87%
        (a)Del Monte Foods Company .............................................                    35,000                  369,250
        (a)Krispy Kreme Doughnuts Inc. .........................................                    34,000                  437,920
        (a)Wild Oats Markets Inc. ..............................................                    40,000                  353,200
                                                                                                                       ------------
                                                                                                                          1,160,370
                                                                                                                       ------------
      Healthcare - Services - 5.93%
           HCA Inc. ............................................................                    13,000                  504,530
        (a)Tenet Healthcare Corporation ........................................                    26,000                  270,920
                                                                                                                       ------------
                                                                                                                            775,450
                                                                                                                       ------------
      Insurance - 11.19%
           Aon Corporation .....................................................                    16,000                  415,200
           SAFECO Corporation ..................................................                    10,000                  481,700
           UnumProvident Corp. .................................................                    35,000                  566,300
                                                                                                                       ------------
                                                                                                                          1,463,200
                                                                                                                       ------------
      Internet - 15.13%
        (a)1-800-Flowers.com Inc. ..............................................                    90,000                  669,600
        (a)E-Loan Inc. .........................................................                   390,000                  830,700
           Netbank Inc. ........................................................                    45,000                  478,800
                                                                                                                       ------------
                                                                                                                          1,979,100
                                                                                                                       ------------
      Leisure Time - 4.21%
        (a)Bally Total Fitness Holding Corp. ...................................                   140,000                  550,200
                                                                                                                       ------------

      Miscellaneous Manufacturing - 6.78%
           Eastman Kodak Company ...............................................                    30,000                  887,400
                                                                                                                       ------------

      Pharmaceuticals - 3.81%
           Bristol-Myers Squibb Company ........................................                    21,000                  498,330
                                                                                                                       ------------

      Real Estate - 3.73%
           Tejon Ranch Co. .....................................................                    13,100                  488,499
                                                                                                                       ------------




                                                                                                                        (Continued)

                                                      THE TURNAROUND FUND^(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - 9.22%
           Blockbuster Inc. ....................................................                    38,000             $    305,140
        (a)Carmax Inc. .........................................................                    46,000                  900,680
                                                                                                                       ------------
                                                                                                                          1,205,820
                                                                                                                       ------------
      Savings & Loans - 3.94%
           Washington Federal Inc. .............................................                    20,000                  515,200
                                                                                                                       ------------

      Toys / Games / Hobbies - 3.55%
           Hasbro, Inc. ........................................................                    25,000                  463,250
                                                                                                                       ------------

           Total Common Stocks (Cost $13,503,246) ..............................                                         12,857,269
                                                                                                                       ------------

INVESTMENT COMPANY - 0.27%

      Evergreen Institutional U.S. Government Money Market Fund Class IN #436                       34,881                   34,881
           (Cost $34,881)                                                                                              ------------



Total Value of Investments (Cost $13,538,127 (b)) ..............................                     98.57%            $ 12,892,150
Other Assets Less Liabilities ..................................................                      1.43%                 186,931
                                                                                                  --------             ------------
      Net Assets ...............................................................                    100.00%            $ 13,079,081
                                                                                                 =========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .......................................................             $    720,174
           Aggregate gross unrealized depreciation .......................................................               (1,366,151)
                                                                                                                       ------------

                Net unrealized depreciation ..............................................................             $   (645,977)
                                                                                                                       ============








See accompanying notes to financial statements

                                                      THE TURNAROUND FUND^(TM)

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          August 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $13,538,127) ............................................................            $ 12,892,150
      Cash ................................................................................................                   3,491
      Income receivable ...................................................................................                 193,566
      Receivable for fund shares sold .....................................................................                  32,226
      Other assets ........................................................................................                   8,394
                                                                                                                       ------------

           Total assets ...................................................................................              13,129,827
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ....................................................................................                  11,831
      Payable for investment purchases ....................................................................                  38,915
                                                                                                                       ------------

           Total liabilities ..............................................................................                  50,746
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,004,155 shares outstanding; unlimited number
       of $.001 per share par value beneficial interest shares are authorized) ............................            $ 13,079,081
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE PER SHARE
      ($13,079,081 / 1,004,155 shares) ....................................................................            $      13.02
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .....................................................................................            $ 12,703,730
      Undistributed net investment income .................................................................                 151,378
      Undistributed net realized gain on investments ......................................................                 869,950
      Net unrealized depreciation on investments ..........................................................                (645,977)
                                                                                                                       ------------
                                                                                                                       $ 13,079,081
                                                                                                                       ============




See accompanying notes to financial statements


                                                      THE TURNAROUND FUND^(TM)

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 2004
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends ....................................................................................              $    272,584
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                    69,409
           Fund administration fees (note 2) ............................................................                    12,147
           Custody fees (note 2) ........................................................................                     3,651
           Registration and filing administration fees (note 2) .........................................                     3,770
           Fund accounting fees (note 2) ................................................................                    14,194
           Audit and tax preparation fees ...............................................................                     9,551
           Legal fees ...................................................................................                     8,547
           Securities pricing fees ......................................................................                     1,062
           Shareholder recordkeeping fees (note 2) ......................................................                    10,500
           Other accounting fees (note 2) ...............................................................                       402
           Shareholder servicing expenses ...............................................................                     2,514
           Registration and filing expenses .............................................................                    20,109
           Printing expenses ............................................................................                     1,257
           Trustee fees and meeting expenses ............................................................                     5,529
           Other operating expenses .....................................................................                     4,525
                                                                                                                       ------------

               Total expenses ...........................................................................                   167,167

                    Less investment advisory fees waived (note 2) .......................................                   (45,961)
                                                                                                                       ------------

               Net expenses .............................................................................                   121,206
                                                                                                                       ------------

                    Net investment income ...............................................................                   151,378
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   768,626
      Change in unrealized appreciation on investments ..................................................                (2,306,904)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ..............................................                (1,538,278)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $ (1,386,900)
                                                                                                                       ============







See accompanying notes to financial statements

                                                      THE TURNAROUND FUND^(TM)

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                              Period ended            Period ended
                                                                                               August 31,             February 29,
                                                                                                2004 (a)                2004 (b)
                                                                                ---------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment income (loss) ............................................           $    151,378              $    (33,368)
         Net realized gain from investment transactions ..........................                768,626                   252,933
         Change in unrealized appreciation on investments ........................             (2,306,904)                1,660,927
                                                                                             ------------              ------------

              Net (decrease) increase in net assets resulting from operations ....             (1,386,900)                1,880,492
                                                                                             ------------              ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..........................                      0                  (118,241)
                                                                                             ------------              ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ....              1,053,751                11,649,979
                                                                                             ------------              ------------

                     Total (decrease) increase in net assets .....................               (333,149)               13,412,230

NET ASSETS

     Beginning of period .........................................................             13,412,230                         0
                                                                                             ------------              ------------

     End of period (including undistributed net investment income                            $  13,079,08              $ 13,412,230
                     of $151,378 at August 31, 2004)                                         ============              ============


(a) Unaudited.
(b) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.
(c) A summary of capital share activity follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                      Period ended                          Period ended
                                                                    August 31, 2004 (a)                  February 29, 2004 (b)

                                                                 Shares             Value             Shares               Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................................           256,189       $  3,560,927            985,674       $ 12,380,406

Shares issued for reinvestment of distributions ........                 0                  0              8,777            117,439
                                                              ------------       ------------       ------------       ------------

                                                                   256,189          3,560,927            994,451         12,497,845

Shares redeemed ........................................          (184,057)        (2,507,176)           (62,428)          (847,866)
                                                              ------------       ------------       ------------       ------------

     Net increase ......................................            72,132       $  1,053,751            932,023       $ 11,649,979
                                                              ============       ============       ============       ============



See accompanying notes to financial statements

                                                      THE TURNAROUND FUND^(TM)

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Period ended            Period ended
                                                                                              August 31,             February 29,
                                                                                               2004 (a)                2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................................................       $      14.39             $      10.00

       (Loss) income from investment operations
           Net investment income (loss) ..............................................               0.15                    (0.04)
           Net realized and unrealized (loss) gain on investments ....................              (1.52)                    4.62
                                                                                             ------------             ------------

               Total from investment operations ......................................              (1.37)                    4.58
                                                                                             ------------             ------------

      Distributions to shareholders from
           Net realized gain from investment transactions ............................               0.00                    (0.19)
                                                                                             ------------             ------------


Net asset value, end of period .......................................................       $      13.02             $      14.39
                                                                                             ============             ============

Total return .........................................................................              (9.52)%                  45.90 %
                                                                                             ============             ============

Ratios/supplemental data
      Net assets, end of period ......................................................       $ 13,079,081             $ 13,412,230
                                                                                             ============             ============

      Ratio of expenses to average net assets (c)
           Before expense reimbursements and waived fees .............................               2.40 %                   4.42 %
           After expense reimbursements and waived fees ..............................               1.75 %                   1.75 %

      Ratio of net investment income (loss) to average net assets (c)
           Before expense reimbursements and waived fees .............................               1.53 %                  (3.36)%
           After expense reimbursements and waived fees ..............................               2.18 %                  (0.69)%

      Portfolio turnover rate ........................................................              48.74 %                  31.71 %

(a) Unaudited.
(b) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29,2004.
(c) Annualized.










See accompanying notes to financial statements

                            THE TURNAROUND FUND^(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Turnaround Fund^(TM), formerly known as Turnaround Fund, (the "Fund")is a non-diversified series of shares of beneficial interest of the Turnaround Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 2002 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the
     "Act"). The Fund began operations on April 9, 2003. The investment objective of the Fund is to provide long-term growth of capital through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.001 par value beneficial interest shares that are authorized. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, or on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.





                                                                     (Continued)

                            THE TURNAROUND FUND^(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Alsin Capital Management, Inc. (the "Adviser") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Adviser receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.75% of the average daily net assets of the Fund for the fiscal year ending February 28, 2005. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Adviser has waived its fee amounting to $45,961 ($0.05 per share) for the period ended August 31, 2004.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million, 0.125% of the next $50 million, 0.100% of the next $50 million, and 0.075% of average daily net assets over $200 million, with a minimum administration fee of $2,000 per month. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the annual net assets. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $400 per month. The Administrator will also charge the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.













                                                                     (Continued)

                            THE TURNAROUND FUND^(TM)

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 2004
                                   (Unaudited)


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

------------------------------------------------------------------------------------------------------------------
                                                             Beginning             Ending
                                               Total       Account Value       Account Value      Expenses Paid
                                               Return      March 1, 2004      August 31, 2004     During Period*
------------------------------------------------------------------------------------------------------------------
Actual return of                              (9.52)%        $ 1,000.00          $  904.80            $8.40
Hypothetical return before expenses of         5.00 %        $ 1,000.00          $1,016.38            $8.89


        * Expenses are equal to the Fund's annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments other than short-term investments aggregated $8,259,368 and $6,586,427, respectively, for the period ended August 31, 2004.









                                                                     (Continued)

                            THE TURNAROUND FUND^(TM)

                             ADDITIONAL INFORMATION

                                 August 31, 2004
                                   (Unaudited)



PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                            THE TURNAROUND FUND^(TM)


________________________________________________________________________________

                   a series of the Turnaround Investment Trust
























            This Report has been prepared for shareholders and may be
       distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2.  CODE OF ETHICS.


         Not applicable.





ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





ITEM 6.  SCHEDULE OF INVESTMENTS.


         Not applicable.





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





ITEM 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.




ITEM 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: October 22, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: October 22, 2004





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 __________________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: October 25, 2004